Equity Based Compensation - Summary of stock option awards granted, activity (Details) - Stock option awards granted [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Summary of stock option awards granted, Activity [Line Items]
Time-vested options outstanding at January 1, 2022 | shares	0
Number of Shares, Granted | shares	5,876,908
Forfeited | shares	(11,800)
Time-vested options outstanding at December 31, 2022 | shares	5,865,108
Number of Shares Time-vested options exercisable at December 31, 2022 | shares	190,666
Weighted Average Exercise Price, Time-vested Options Outstanding, Beginnig Balance | $ / shares	$ 0
Weighted Average Exercise Price, Granted | $ / shares	10.3
Weighted Average Exercise Price, Forfeited | $ / shares	10.33
Weighted Average Exercise Price, Time-vested Options Outstanding, Ending Balance | $ / shares	10.3
Weighted Average Exercise Price Time-vested options exercisable at December 31, 2022 | $ / shares	$ 10.33
Weighted average remaining contractual life	9 years 9 months 18 days
Time-vested options vested and expected to vest at December 31, 2022 | $	$ 5,865,108
Weighted average remaining contractual life	9 years 9 months 18 days